Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Allowance For Doubtful Accounts
The following presents the changes in the balance of the Company’s allowance for doubtful accounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Balance at beginning of period	$1,012	$1,060	$1,070	$1,038
Additions	296	236	378	397
Write – offs	(63)	(14)	(64)	(14)
Recoveries	(80)	(179)	(219)	(318)

Balance at end of period	$1,165	$1,103	$1,165	$1,103

The following presents the changes in the balance of the Company’s allowance for doubtful accounts:

	Year Ended December 31,
(in thousands)	2020	2019
Balance at beginning of year	$1,038	$175
Additions	591	1,014
Write – offs	(559)	(151)

Balance at end of year	$1,070	$1,038

Summary of Fair Value Hierarchy of The Valuation
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation:

	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2021
Money market funds included in cash and cash equivalents	$31,337	$—	$—	$31,337
December 31, 2020
Money market funds included in cash and cash equivalents	$56,907	$—	$—	$56,907
Warrant liability	—	—	545	545

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation:

	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2020
Money market funds included in cash and cash equivalents	$56,907	$—	$—	$56,907
Warrant liability	—	—	545	545

December 31, 2019
Money market funds included in cash and cash equivalents	$58,182	$—	$—	$58,182
Warrant liability	—	—	370	370

Summary of Changes in Fair Value of the Derivative Warrant Liabilities
The Company remeasures its warrant liability at fair value at each reporting period using Level 3 inputs via the Black-Scholes option-pricing model. The significant assumptions used in preparing the option pricing model are disclosed in Note 10 Stock Warrants. All warrants were exercised in June 2021. There were no transfers between levels during the periods presented.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Balance at beginning of period	$1,555	$382	$545	$370
Change in fair value	241	—	1,251	12
Derecognition of liability	(1,796)	—	(1,796)	—

Balance at end of period	$—	$382	$—	$382

The Company remeasures its warrant liability at fair value at each reporting period using Level 3 inputs via the Black-Scholes option-pricing model. The significant assumptions used in preparing the option pricing model are disclosed in Note 10 Stock Warrants.

	Year ended December 31,
(in thousands)	2020	2019
Balance at beginning of year	$370	$150
Change in fair value	175	220

Balance at end of year	$545	$370

Summary of Estimated Useful Life of Property Plant Equipment
The cost of property and equipment is depreciated based upon the following asset lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	3 years

Summary of Balance of The Company's Warranty Reserve	The following table presents changes in the balance of the Company’s warranty reserve:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Balance at beginning of period	$538	$1,261	$564	$1,260
Additions to warranty reserve	366	250	633	482
Claims fulfilled	(336)	(144)	(629)	(375)

Balance at end of period	$568	$1,367	$568	$1,367

The following table presents changes in the balance of the Company’s warranty reserve:

	Year Ended December 31,
(in thousands)	2020	2019
Balance at beginning of year	$1,260	$80
Additions to warranty reserve	821	2,415
Claims fulfilled	(882)	(1,235)
Change in estimate related to pre-existing warranties	(635)	—

Balance at end of year	$564	$1,260